CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income/(Loss)	$ (3,920)	$ 37,523	$ (105,204)
Other Comprehensive Income/(Loss)
Change in fair value of financial instruments			40,536
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings			(7,035)
Amortization of deferred realized losses on cash flow hedges	4,016	4,017	3,524
Reclassification of unrealized losses/(gains) to earnings	88,939	116,557	65,809
Total Other Comprehensive Income/(Loss)	92,955	120,574	102,834
Comprehensive Income/(Loss)	$ 89,035	$ 158,097	$ (2,370)